INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	APPAREL & TEXTILE PRODUCTS - 1.1%
602	Hermes International S.A.	$ 1,708,851
176,570	PRADA SpA	1,503,015
		3,211,866
	ASSET MANAGEMENT - 2.0%
32,110	3i Group plc	1,598,531
25,196	Brookfield Corporation	1,458,285
22,294	Julius Baer Group Ltd.	1,496,440
1,064	Partners Group Holding A.G.	1,559,195
		6,112,451
	AUTOMOTIVE - 2.9%
21,423	Continental A.G.	1,536,182
102,767	Denso Corporation	1,321,193
3,386	Ferrari N.V.	1,573,034
766,119	Geely Automobile Holdings Ltd.	1,727,883
40,814	Mahindra & Mahindra Ltd. - GDR	1,208,094
17,689	Toyota Industries Corporation	1,520,203
		8,886,589
	BANKING - 9.7%
4,102,838	Bank Mandiri Persero Tbk P.T.	1,138,302
42,963	Bank Polska Kasa Opieki S.A.	1,806,062
5,731,906	Bank Rakyat Indonesia Persero Tbk P.T.	1,161,593
447,708	BOC Hong Kong Holdings Ltd.	1,574,493
14,966	Commonwealth Bank of Australia	1,455,735
104,368	Credit Agricole S.A.	1,732,973
50,845	Danske Bank A/S	1,706,740
1,739,206	First Financial Holding Company Ltd.	1,460,563
220,979	Grupo Financiero Banorte SAB de CV	1,563,284
117,624	Hang Seng Bank Ltd.	1,648,583
359,468	Intesa Sanpaolo SpA	1,764,533
101,114	KakaoBank Corporation	1,706,942
18,670	KBC Group N.V.	1,618,376
62,060	National Australia Bank Ltd.	1,359,512
26,346	OTP Bank Nyrt	1,611,113
99,138	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,693,975

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 9.7% (Continued)
419,485	SCB X PCL	$ 1,492,350
122,557	Standard Bank Group Ltd.	1,427,588
53,983	United Overseas Bank Ltd.	1,525,914
		29,448,631
	BIOTECH & PHARMA - 2.4%
11,352	Celltrion, Inc.	1,430,433
32,516	Chugai Pharmaceutical Company Ltd.	1,617,471
8,199	CSL Ltd.	1,325,812
6,940	Genmab A/S (a)	1,552,896
7,368	UCB S.A.	1,387,327
		7,313,939
	CHEMICALS - 5.9%
24,347	Akzo Nobel N.V.	1,502,939
3,118,157	Chandra Asri Pacific Tbk P.T.	1,260,051
129,610	Clariant A.G.(b)	1,434,895
23,942	Covestro A.G.(a)	1,472,475
34,287	Croda International plc	1,425,228
2,138	EMS-Chemie Holding A.G.	1,491,925
83,002	Evonik Industries A.G.	1,649,366
329	Givaudan S.A.	1,478,791
32,793	Nutrien Ltd.	1,718,883
45,014	Solvay S.A.	1,470,121
13,528	Symrise A.G.	1,362,621
54,597	Yara International ASA	1,549,775
		17,817,070
	COMMERCIAL SUPPORT SERVICES - 2.5%
151,896	ALS Ltd.	1,528,952
47,953	Bureau Veritas S.A.	1,440,281
24,710	Intertek Group plc	1,596,350
14,391	SGS S.A.	1,476,049
170,049	Worley Ltd.	1,606,147
		7,647,779
	CONSTRUCTION MATERIALS - 1.9%
306,915	Grupo Argos S.A./Colombia	1,490,989

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CONSTRUCTION MATERIALS - 1.9% (Continued)
14,970	Holcim A.G.	$ 1,633,930
293,390	Siam Cement PCL (The) - GDR	1,090,812
6,060	Sika A.G.	1,535,103
		5,750,834
	CONTAINERS & PACKAGING - 0.5%
40,627	Huhtamaki OYJ	1,505,078

	DIVERSIFIED INDUSTRIALS - 0.5%
34,489	Alfa Laval A.B.	1,488,518

	ELECTRIC UTILITIES - 7.3%
172,681	CLP Holdings Ltd.	1,431,054
123,488	E.ON S.E.	1,575,938
448,083	EDP - Energias de Portugal S.A.	1,445,279
144,756	EDP Renovaveis S.A.	1,288,872
67,281	Endesa S.A.	1,495,366
16,515,601	Enel Americas S.A.	1,499,604
201,659	Enel SpA	1,476,365
34,752	Fortis, Inc.	1,524,139
102,747	Fortum OYJ	1,608,551
105,083	Iberdrola S.A.	1,520,336
48,166	RWE A.G.	1,514,616
71,354	SSE plc	1,371,692
182,234	Terna Rete Elettrica Nazionale SpA	1,523,342
639,703	Vector Ltd.	1,445,899
19,838	Verbund A.G.(b)	1,497,829
		22,218,882
	ELECTRICAL EQUIPMENT - 0.7%
323,210	Delta Electronics Thailand PCL - GDR	728,078
3,895	Trane Technologies PLC	1,377,662
		2,105,740
	ENGINEERING & CONSTRUCTION - 1.6%
103,804	AFRY A.B.	1,828,689
34,151	Ferrovial S.E.	1,516,642

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.6% (Continued)
8,182	WSP Global, Inc.	$ 1,459,581
		4,804,912
	ENTERTAINMENT CONTENT - 0.5%
237,186	Bollore S.E.	1,431,677

	FOOD - 2.3%
35,272	Ajinomoto Company, Inc.	1,407,262
543,035	Grupo Bimbo S.A.B. de C.V.	1,462,682
618,924	Premier Foods PLC	1,431,191
175,820	Tate & Lyle plc	1,205,534
635,226	Wilmar International Ltd.	1,508,840
		7,015,509
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
143,444	Suzano S.A.	1,373,467
52,282	UPM-Kymmene OYJ	1,525,841
		2,899,308
	GAS & WATER UTILITIES - 2.0%
404,611	Hera SpA	1,570,270
1,811,873	Hong Kong & China Gas Company Ltd.	1,444,468
59,445	Naturgy Energy Group S.A.	1,541,304
324,672	Snam SpA	1,565,443
		6,121,485
	HEALTH CARE FACILITIES & SERVICES - 1.0%
41,402	Fresenius S.E. & Company KGaA(a)	1,651,442
6,892	ICON plc(a)	1,309,618
		2,961,060
	HOME & OFFICE PRODUCTS - 0.5%
16,073	SEB S.A.	1,418,598

	HOME CONSTRUCTION - 0.5%
2,541	Geberit A.G.	1,487,189

	HOUSEHOLD PRODUCTS - 1.0%
11,198	Beiersdorf A.G.	1,535,922

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOUSEHOLD PRODUCTS - 1.0% (Continued)
6,979	LG H&H Company Ltd.	$ 1,527,055
		3,062,977
	INDUSTRIAL REIT - 0.4%
63,813	Goodman Group	1,239,906

	INDUSTRIAL SUPPORT SERVICES - 0.9%
23,321	Ashtead Group PLC	1,409,793
873,433	United Tractors Tbk P.T.	1,177,396
		2,587,189
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
859,979	B3 S.A. - Brasil Bolsa Balcao	1,525,293
6,243	Deutsche Boerse A.G.	1,626,469
38,018	Hong Kong Exchanges & Clearing Ltd.	1,710,984
10,176	London Stock Exchange Group plc	1,516,446
		6,379,192
	INSURANCE - 5.7%
199,692	AIA Group Ltd.	1,525,231
247,629	BB Seguridade Participacoes S.A.	1,592,327
53,738	Dai-ichi Life Insurance Co. Ltd.	1,576,318
1,042	Fairfax Financial Holdings Ltd.	1,498,369
8,007	Intact Financial Corporation	1,577,874
506,373	Legal & General Group plc	1,558,904
45,852	Power Corp of Canada	1,556,400
181,607	Prudential PLC	1,661,962
176,310	Sampo OYJ, A Shares	1,546,232
1,870	Swiss Life Holding A.G.	1,625,547
68,365	Tryg A/S	1,493,122
		17,212,286
	INTERNET MEDIA & SERVICES - 1.5%
6,537	Naspers Ltd.	1,548,853
36,448	Prosus N.V.	1,587,276
9,877	REA Group Ltd.	1,459,790
		4,595,919

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MACHINERY - 5.2%
28,351	ANDRITZ A.G.(b)	$ 1,667,187
5,326	Disco Corporation	1,329,456
54,510	FANUC Corporation	1,560,574
29,038	GEA Group AG	1,677,470
43,585	KION Group A.G.	1,748,915
11,572	Krones A.G.	1,572,217
80,457	Sandvik A.B.	1,739,594
3,660	SMC Corporation	1,313,127
112,025	TOMRA Systems ASA	1,674,003
168,427	WEG S.A.	1,388,631
		15,671,174
	MEDICAL EQUIPMENT & DEVICES - 2.0%
13,174	Coloplast A/S - Series B	1,400,144
5,978	EssilorLuxottica S.A.	1,778,769
4,414	Sonova Holding A.G.	1,412,957
11,446	Straumann Holding A.G.	1,547,356
		6,139,226
	METALS & MINING - 4.1%
18,561	Agnico Eagle Mines Ltd.	1,788,348
48,954	Anglo American Platinum Ltd.	1,472,453
72,298	Antofagasta plc	1,576,758
58,259	BHP Group Ltd.	1,411,463
125,457	Fortescue Ltd.	1,285,401
12,352	Franco-Nevada Corporation	1,763,437
19,692	Rio Tinto Ltd.	1,385,430
25,783	Wheaton Precious Metals Corporation	1,780,480
		12,463,770
	OIL & GAS PRODUCERS - 7.6%
74,077	Aker BP ASA	1,529,197
47,913	Canadian Natural Resources Ltd.	1,353,091
97,648	Cenovus Energy, Inc.	1,350,803
11,392	Delek Group Ltd.	1,904,935
275,417	ENEOS Holdings, Inc.	1,461,891
106,083	Eni SpA	1,524,242

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 7.6% (Continued)
61,880	Equinor ASA	$ 1,414,217
115,492	Inpex Corporation	1,462,920
209,318	MOL Hungarian Oil & Gas plc	1,549,587
37,188	OMV A.G.	1,636,087
125,520	ORLEN S.A.,(b)	1,946,119
348,523	Santos Ltd.	1,414,509
26,402	TotalEnergies S.E.	1,582,148
31,071	Tourmaline Oil Corporation	1,433,798
94,858	Woodside Energy Group Ltd.	1,458,131
		23,021,675
	REAL ESTATE OWNERS & DEVELOPERS - 2.9%
353,806	CK Asset Holdings Ltd.	1,537,696
2,148,401	New World Development Company Ltd.(b)	1,331,530
3,320,921	SM Prime Holdings, Inc.	1,277,057
46,068	Sumitomo Realty & Development Company Ltd.	1,593,438
715,300	Swire Properties Ltd.	1,416,437
47,361	Vonovia S.E.	1,471,128
		8,627,286
	REAL ESTATE SERVICES - 0.5%
112,523	Savills PLC	1,472,277

	RETAIL - CONSUMER STAPLES - 3.0%
61,590	Aeon Company Ltd.,(b)	1,507,515
26,336	Alimentation Couche-Tard, Inc.	1,309,608
97,380	BIM Birlesik Magazalar A/S	1,349,906
654,994	Cencosud S.A.	1,726,524
76,219	Jeronimo Martins SGPS S.A.	1,641,056
179,522	President Chain Store Corporation	1,431,269
		8,965,878
	RETAIL - DISCRETIONARY - 0.4%
92,905	SM Investments Corporation	1,225,596

	SEMICONDUCTORS - 3.0%
24,742	Advantest Corporation	1,334,162

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 3.0% (Continued)
2,067	ASML Holding N.V.	$ 1,454,746
44,224	Infineon Technologies A.G.	1,628,702
6,964	NXP Semiconductors N.V.	1,501,369
111,203	Renesas Electronics Corporation	1,820,862
57,875	STMicroelectronics N.V.	1,424,366
		9,164,207
	SOFTWARE - 2.0%
7,715	Check Point Software Technologies Ltd.(a)	1,699,306
468	Constellation Software, Inc.	1,613,482
42,160	Dassault Systemes S.E.	1,660,689
18,869	WiseTech Global Ltd.	1,048,018
		6,021,495
	SPECIALTY FINANCE - 0.5%
45,004	Edenred S.E.	1,431,521

	STEEL - 0.6%
75,757	voestalpine A.G.(b)	1,737,964

	TECHNOLOGY HARDWARE - 1.0%
6,964	Garmin Ltd.	1,594,269
8,600	Samsung SDI Company Ltd.	1,319,280
		2,913,549
	TECHNOLOGY SERVICES - 0.4%
8,709	Wolters Kluwer N.V.	1,333,176

	TELECOMMUNICATIONS - 2.6%
95,449	Hellenic Telecommunications Organization S.A.	1,486,874
397,329	Koninklijke KPN N.V.	1,516,460
292,142	MTN Group Ltd.	1,845,665
633,145	Singapore Telecommunications Ltd.	1,592,912
417,574	Taiwan Mobile Company Ltd.	1,452,156
		7,894,067
	TRANSPORTATION & LOGISTICS - 4.4%
6,974	Aena SME S.A.	1,553,635

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 4.4% (Continued)
14,391	Canadian National Railway Company	$ 1,459,296
6,774	DSV A/S	1,360,266
81,423	East Japan Railway Company	1,605,620
1,042,658	Eva Airways Corporation	1,361,710
6,293	Kuehne + Nagel International A.G.	1,447,051
101,954	Poste Italiane SpA	1,641,606
32,881	Ryanair Holdings plc - ADR	1,595,715
171,291	Transurban Group	1,397,838
		13,422,737
	WHOLESALE - CONSUMER STAPLES - 0.4%
29,057	ITOCHU Corporation	1,287,488

	TOTAL COMMON STOCKS (Cost $279,564,078)	299,517,670

	PREFERRED STOCK — 0.5%
	CHEMICALS — 0.5%
39,371	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $2,162,221)	1,507,100

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 3.3%
MONEY MARKET FUND - 3.3%
9,876,353	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.28% (Cost $9,876,353)(c)(d)	$ 9,876,353

	TOTAL INVESTMENTS - 102.8% (Cost $291,602,652)	$ 310,901,123
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(8,452,019)
	NET ASSETS - 100.0%	$ 302,449,104

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
A/S	- Anonim Sirketi
GDR	- Global Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2025 was $8,441,001.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2025. Total collateral had a value of $9,876,353 at February 28, 2025.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2025.